Business combinations	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Business combinations
30. Business combinations
On 21 October 2024, NCS Pearson, Inc. acquired the trade and assets of Revibe Technologies, Inc. for total consideration of £2m, which comprises £1m cash and contingent consideration of £1m. The contingent consideration is determined based on gross profit from sales of certain product over the next 8 years from the acquisition date. The acquired assets comprise mainly technology assets and goodwill. The acquired business will form part of the Assessments & Qualifications business unit, and is a provider of digital wearable software therapy for children and adults with attention-deficit/hyperactivity disorder.
On 22 March 2023, the Group acquired 100% of the share capital of Personnel Decisions Research Institutes, LLC (PDRI) for cash consideration of £152m ($187m). PDRI is a provider of workforce assessment services and has significant expertise in providing recruitment assessment solutions to the US federal government. It forms part of the Assessment & Qualifications business unit. There was
no contingent or deferred consideration. Net assets acquired of £91m were recognised on the Group’s balance sheet including £117m of acquired intangible assets. This transaction resulted in the recognition of £61m of goodwill.
On 28 January 2022, the Group acquired 100% of the share capital in Credly Inc (Credly), having previously held a 19.9% interest in the company. Credly is a digital credential service provider whose platform enables customers to design, create, issue and manage digital credentials. It forms part of the Workforce Skills business unit. Total consideration was £149m comprising upfront cash consideration of £107m, Pearson’s existing interest valued at £31m and £11m of deferred consideration. The deferred consideration was
payable two years from the acquisition date,
and
has since been settled.
On 28 April 2022, the Group acquired 100% of the share capital of ATI STUDIOS A.P.P.S S.R.L (Mondly), a global online learning platform offering customers learning in English and 40 other languages via its app, website, virtual reality and augmented reality products. It forms part of the English Language Learning business unit. Total consideration was £135m comprising upfront cash consideration of £105m, and deferred consideration of £30m. The deferred consideration was
payable over two years from the acquisition date, with no performance conditions attached
,
 and
has since been settled. In addition, a further £13m of cash and
£
7m

in
shares was incurred but was dependent on continuing employment and therefore these amounts were expensed and not treated as consideration. These will be paid out in the first half of 2025.
In 2022, these transactions resulted in the recognition of £202m of goodwill and £99m of intangibles.
In 2022, the Group also made three smaller acquisitions in the period for total consideration of £11m.
The Group’s transactions regarding investments in associates are detailed in note 12, and are not included below.
Details of the fair values of the assets and liabilities recognised at the acquisition date and the related consideration is shown in the following table:

All figures in £ millions	2024 Total	2023 Total	2022 Total

Intangible assets	1	117	110

Deferred tax asset	–	–	8

Trade and other receivables	–	8	8

Cash and cash equivalents	–	4	13

Trade and other liabilities	–	(7)	(26)

Deferred tax liabilities	–	(31)	(22)

Net assets acquired	1	91	91

Goodwill	1	61	204

Total	2	152	295

Satisfied by:

Cash consideration	1	152	223

Contingent or deferred consideration	1	–	41

Fair value of existing investment	–	–	31

Total consideration	2	152	295
If the acquisition of Revibe Technologies, Inc. had occurred on 1 January 2024, the Group’s revenue and profit after tax would no
t have been significantly higher.
Total acquisition related costs of £5m (2023: £12m; 2022: £20m) were recognised within other net gains and losses.
In 2023 and 2022, there were gains of £5m and £8m respectively, arising on decreases in the deferred consideration payable on prior year acquisitions. No such items arose in 2024.
The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries relate to deferred payments for prior year acquisitions.

All figures in £ millions	2024 Total	2023 Total	2022 Total

Cash flow on acquisitions

Cash – current year acquisitions	(1)	(152)	(223)

Cash and cash equivalents acquired	–	4	13

Deferred payments for prior year acquisitions and other items	(38)	(23)	(18)

Net cash outflow	(39)	(171)	(228)